Pension Liability (Details) - Schedule of Projected Benefit Obligation and the Changes to the Fair Value of the Plan Assets of the Pension Plan - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of projected benefit obligation and the changes to the fair value of the plan assets of the pension plan [Abstract]
Projected benefit obligation, beginning of period	$ 584,737	$ 927,369
Projected benefit obligation, end of period	809,028	584,737	$ 927,369
Plan assets, beginning of period	448,615	608,478
Plan assets, end of period	548,343	448,615	608,478
Accrued pension liability	260,685	136,122
Service cost	53,920	39,667	25,206
Interest cost	14,416	2,743	$ 2,992
Transfers-in and (-out), net	38,654	(209,035)
Actuarial (gain)/ loss	123,388	(152,048)
Currency conversion adjustments	(6,087)	(23,959)
Actual return on plan assets	27,844	(51,764)
Employer contributions	38,737	37,468
Participant contributions	20,655	20,608
Transfers-in and (-out), net	17,999	(150,129)
Administration expenses	(2,926)	(2,299)
Currency conversion adjustments	$ (2,581)	$ (13,747)